Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Summary of Current and Non-current Contract Liabilities

	31 December	31 December
	2024	2023
Long-term contract liabilities	2,152,853	1,723,399
Short-term contract liabilities	1,522,500	1,894,999
	3,675,353	3,618,398

Summary of Unsatisfied Performance Obligation of Contract Liabilities

The following table shows unsatisfied performance obligation result as of 31 December 2024;

	31 December	31 December
	2024	2023
Telecommunications service	2,338,217	3,032,965
Equipment revenues	1,453,999	1,348,376
	3,792,216	4,381,341